RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)										1 Months Ended					3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 05, 2025	Jul. 12, 2025	Jul. 08, 2025	Jun. 20, 2025	Apr. 16, 2025	Apr. 03, 2025	May 21, 2024	Oct. 04, 2022	Nov. 08, 2019	Aug. 31, 2025	Oct. 31, 2023	Apr. 30, 2023	Sep. 30, 2022	Oct. 31, 2020	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	May 06, 2025	Dec. 31, 2022
ICT Investments owns shares																			4,438,695
Interest rate								96.10%
Voting securities description									the Company has engaged in the following transactions with our directors, executive officers, holders of more than 5% of its voting securities, and affiliates or immediately family members of its directors, executive officers, and holders of more than 5% of our voting securities, and its co-founders										the Company has engaged in the following transactions with our directors, executive officers, holders of more than 5% of its voting securities, and affiliates or immediately family members of its directors, executive officers, and holders of more than 5% of our voting securities, and its co-founders.
Promissory note, principal amount																					$ 362,500
Stock Issued During Period, Value, Issued for Services																	$ 309,400
Stock Issued During Period, Value, New Issues															$ 3,487,353	$ 2,652,350	3,487,353	$ 2,652,350	$ 2,652,350
Distribution to affiliate																	(487,050)		5,780,578	$ 1,214,325
Net affiliate sales																			$ 47,515
Accounts payable related parties																				223,040
Number of restricted shares issued																			18,692
Total revenue															919,284	716,697	5,808,541	2,083,123	$ 3,367,681	3,939,473
ICT Investments [Member]
Maturity date		Sep. 12, 2025	Sep. 08, 2025	Aug. 30, 2025	Jun. 30, 2025	May 31, 2025
Unsecured loan balance		$ 30,000	$ 101,000	$ 20,000	$ 400,000	$ 200,000									751,000		751,000
Interest payable		$ 3,000	$ 10,000	$ 2,000	$ 40,000	$ 20,000									$ 75,000		$ 75,000
ICT Investments [Member]
Investment shares owned															4,438,695		4,438,695
Ownership interest percentage															52.00%		52.00%
Accounting Services [Member]
Other Liabilities															$ 39,903		$ 39,903
Other Services [Member]
Other Liabilities															$ 70,460		$ 70,460
Fonon Corporation [Member]
Number of shares issued							3,000,000
Stock Issued During Period, Value, New Issues							$ 6,615,000
Fair-market value							$ 6,615,000
Distribution to affiliate																			5,780,578
Fonon Quantum Technologies Inc [Member] | Beamer Laser Marking Systems [Member]
Stock Issued During Period, Value, New Issues										$ 8,400,000
Number of restricted shares issued										3,000,000
Fonon Quantum Technologies Inc [Member] | Asset Purchase Agreement [Member] | Beamer Laser Marking Systems [Member]
Number of restricted shares issued	3,000,000
ICT Promissory Note [Member]
Interest rate													10.00%
Promissory note, principal amount													$ 100,000
Maturity date													Sep. 29, 2023
Fonon Technologies Inc [Member]
Investment shares owned															935,000		935,000
Fonon Corporation [Member]
Investment shares owned															3,000,000		3,000,000
Fonon Quantum Technologies Inc [Member]
Investment shares owned															3,000,000		3,000,000
Long Term Liabilities [Member] | ICT Promissory Note Two [Member]
Interest rate														6.00%
Promissory note, principal amount														$ 745,438
Maturity date														Dec. 31, 2023
Dmitriy Nikitin [Member]
Related party payment																			30,047	108,268
Chief Financial Officer [Member]
Common stock shares issued												25,000
Fonon Technologies Inc [Member]
Number of shares issued											1,000,000
Related Party Transaction, Amounts of Transaction											$ 254,327.84
Stock Issued During Period, Value, Issued for Services											900,000
Stock Issued During Period, Value, New Issues											$ 1,240,000
Other Liabilities															$ 72,196		$ 72,196
ICT Investments [Member]
Related party payment																			92,764	92,526
Related Party [Member]
Accounts payable related parties															182,559		182,559		$ 27,988
Interest payable															40,412.06		40,412.06
Total revenue																$ 47,515	$ 791,992	$ 47,515
ICT Investments LLC [Member]
Ownership investments percentage																						31.13%
ICT Investments LLC [Member] | Dmitriy Nikitin [Member]
Ownership investments percentage																				58.70%